Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies
Schedule of future minimum payments for noncancellable operating leases extending beyond one year

(in thousands of dollars)
Years Ending December 31,
2014	$586
2015	482
2016	458
2017	147
Thereafter	—

$1,673